Long-Term Debt Long-Term Debt Maturities (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, Unclassified [Abstract]
Current maturities of long-term debt	$ 0	$ 40.0	$ 201.0
Long-term Debt Maturity, Repayments of Principal in Year Two		408.7
Long-term Debt Maturity, Repayments of Principal in Year Three		0
Long-term Debt Maturity, Repayments of Principal in Year Four		0
Long-term Debt Maturity, Repayments of Principal in Year Five		1,512.3
Long-term Debt Maturity, Repayments of Principal after Year Five		1,805.0
Debt, total long-term and short-term		$ 3,766.0